Financial Instruments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments (Details) [Line Items]
Overdue receivables	$ 1,056,393	$ 1,062,052
Active customers, description	More than 50% (2022 – 18%) of the Company’s customers have been active with the Company for over four years
Allowance for doubtful accounts	$ 1,056,393	$ 1,062,052
Customer One [Member]
Financial Instruments (Details) [Line Items]
Revenue percentage	34.00%	23.00%